Reconciliation of the Anticipated Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate									34.00%
Income tax provision (benefit) at statutory tax rate									$ 2,176	$ (324)	$ 462
Bank-owned life insurance									(197)	(136)	(215)
Tax-exempt income									(84)	(56)	(26)
Compensation and employee benefit plans									134	162	81
Nondeductible expenses									7	317	5
Tax credits/adjustments									(56)	(56)	(63)
Change in valuation allowance									(49)	0	0
State taxes, net of federal tax benefit									3	2	2
Other									54	(7)	(5)
Total income tax provision (benefit)	$ 541	$ 579	$ 399	$ 469	$ 424	$ (755)	$ 87	$ 146	$ 1,988	$ (98)	$ 241
Effective tax rate									31.10%	10.30%	17.80%